RELATED PARTY TRANSACTION - Summary of significant balances and transactions (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Line Items]
Revenue		¥ 0	¥ 0	¥ 566
Expense		0	1,457	3,569
Beijing Youlian
Related Party Transactions [Line Items]
Revenue	[1]	0	0	566
Expense	[2]	¥ 0	¥ 1,457	¥ 3,569

[1]	The Group recognized revenue from providing technical service.
[2]	The Group recognized expense from receiving advertising service provided by Beijing Youlian.